Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Taxes
Valuation allowances	$ 43.3
C Corporation Subsidiaries | Federal
Income Taxes
Net operating loss carryforwards	395.6
Carryforwards subject to annual limitations due to ownership change	320.9
C Corporation Subsidiaries | State
Income Taxes
Net operating loss carryforwards	811.9
Carryforwards subject to annual limitations due to ownership change	$ 724.3